UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Salzman & Co., Inc.
   Address:               One Landmark Square
                          Suite 650
                          Stamford, CT 06901

   Form 13F File Number:  028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Stephen B. Salzman
   Title:  CEO/President
   Phone:  203-302-2701

   /s/ Stephen B. Salzman          Stamford, CT           August 13, 2012
   ------------------------        -------------           -----------------
   Signature                       City, State             Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        14

Form 13F Information Table Value Total (in thousands):   $249,114


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
BANK OF NEW YORK MELLON
  CORP                         COMM    064058100     24,674   1124100   SH             Sole                1,124,100
CITIGROUP INC                  COMM    172967424     24,341    888016   SH             Sole                  888,016
DELL INC                       COMM    24702R101     17,289   1382000   SH             Sole                1,382,000
FREEPORT-MCMORAN COPPER
  AND GOLD INC                 COMM    35671D857     26,329    772800   SH             Sole                  772,800
GENERAL DYNAMICS CORP          COMM    369550108     19,470    295173   SH             Sole                  295,173
GENERAL ELECTRIC CO            COMM    369604103      1,075     51600   SH             Sole                   51,600
GOLDMAN SACHS GROUP INC        COMM    38141G104     23,236    242397   SH             Sole                  242,397
MORGAN STANLEY                 COMM    617446448     23,122   1584800   SH             Sole                1,584,800
NATIONAL OILWELL
  VARCO INC                    COMM    637071101      8,531    132383   SH             Sole                  132,383
SCHLUMBERGER LTD               COMM    806857108     25,743    396600   SH             Sole                  396,600
SCHWAB CHARLES CORP            COMM    808513105     21,888   1692800   SH             Sole                1,692,800
TD AMERITRADE HOLDING
  CORP                         COMM    87236Y108     15,066    886210   SH             Sole                  886,210
WALTER ENERGY INC              COMM    93317Q105      7,584    171740   SH             Sole                  171,740
WELLS FARGO & COMPANY          COMM    949746101     10,767    321975   SH             Sole                  321,975